Share Based Compensation - Schedule of Stock Options Granted by the Company to the Executive Management and Employees (Details)			6 Months Ended	12 Months Ended
	Mar. 30, 2022 $ / shares	Mar. 30, 2022 ₩ / shares	Jun. 30, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Nov. 15, 2023 shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Grant date			March 30, 2022	March 30, 2022
Total number of Captivision Korea Options			1,000,000	1,000,000
Terminated			57,983	57,983
Outstanding of Captivision Korea Options			942,017	942,017	942,017
Exchange ratio			0.8008	0.8008
Captivision Korea Converted Options			754,351	754,351
Granting method			Stock issue	Stock issue
Exercise price | (per share)	$ 4.84	₩ 5,000	$ 4.84	$ 4.84
Available period for exercise			March 30, 2024~March 29, 2027	March 30, 2024~March 29, 2027